Derivative Instruments - Schedule of Derivatives (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	$ 4,991	$ 11,491	$ 7,032
Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	4,991	2,388	1,570
Derivatives Designated as Hedging Instruments | Interest Rate Swap Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	0	9,386	5,462
Derivatives Designated as Hedging Instruments | Interest Rate Swap Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	0	283	0
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	4,815	1,420	1,375
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	4,815	1,420	1,375
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Customers | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	4,815	1,420	1,375
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Customers | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	0	0	0
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Third Party Broker | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	0	0	0
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Third Party Broker | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	4,815	1,420	1,375
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	176	685	195
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	176	685	195
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Customers | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	0	0	0
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Customers | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	176	685	195
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Third Party Broker | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	176	685	195
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Third Party Broker | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	$ 0	$ 0	$ 0